Cover Page	Nov. 20, 2020	Nov. 13, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Mar. 08, 2021
Entity Registrant Name		MAIDEN HOLDINGS, LTD.
Entity Central Index Key		0001412100
Amendment Flag		false
Entity Incorporation, State or Country Code		D0
Entity File Number		001-34042
Entity Tax Identification Number		98-0570192
Entity Address, Address Line One		94 Pitts Bay Road
Entity Address, City or Town		Pembroke
Entity Address, Postal Zip Code		HM08
Entity Address, Country		BM
City Area Code		441
Local Phone Number		298-4900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Common Shares, par value $0.01 per share
Trading Symbol		MHLD
Series A Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Series A Preference Shares, par value $0.01 per share
Trading Symbol		MH.PA
Security Exchange Name		NYSE
Series C Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Series C Preference Shares, par value $0.01 per share
Trading Symbol		MH.PC
Security Exchange Name		NYSE
Series D Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Series D Preference Shares, par value $0.01 per share
Trading Symbol		MH.PD
Security Exchange Name		NYSE